Related parties - Executive directors' unvested LTI holdings (Details) R / shares in Units, R in Thousands	12 Months Ended
	Jun. 30, 2025 ZAR (R) R / shares shares	Jun. 30, 2025 $ / shares	Jun. 30, 2024 R / shares	Jun. 30, 2024 $ / shares
Intrinsic value
Share Price | (per share)	R 78.76	$ 4.42	R 138.1	$ 10.14
Executive directors
Intrinsic value
Percentage of award subject to a continued employment period	50.00%
Requisite continued employment period	2 years
Executive directors | Awards with renewable energy CPT deferred
Number
Balance at the end of the year | shares	22,761
S Baloyi
Number
Balance at beginning of the year | shares	79,004
Awards granted | shares	152,150
Effect of corporate performance targets | shares	(1,988)
Dividend equivalents | shares	6,543
Awards settled | shares	(18,191)
Balance at the end of the year | shares	217,518
Intrinsic value
Balance at beginning of the year	R 10,910
Awards granted	22,509
Change in value	(14,930)
Effect of corporate performance targets	(196)
Dividend equivalents	646
Awards settled	(1,807)
Balance at the end of the year	R 17,132
WP Bruns
Number
Awards granted | shares	110,950
Effect of corporate performance targets | shares	(392)
Dividend equivalents | shares	2,241
Awards settled | shares	(6,027)
Effect of changes in Executive Directors | shares	60,986
Balance at the end of the year | shares	167,758
Intrinsic value
Awards granted	R 14,885
Change in value	(9,555)
Effect of corporate performance targets	(39)
Dividend equivalents	221
Awards settled	(689)
Effect of changes in Executive Directors	8,390
Balance at the end of the year	R 13,213
VD Kahla
Number
Balance at beginning of the year | shares	180,870
Awards granted | shares	65,915
Effect of corporate performance targets | shares	(3,420)
Dividend equivalents | shares	7,909
Awards settled | shares	(28,498)
Balance at the end of the year | shares	222,776
Intrinsic value
Balance at beginning of the year	R 24,978
Awards granted	9,751
Change in value	(14,939)
Effect of corporate performance targets	(338)
Dividend equivalents	781
Awards settled	(2,687)
Balance at the end of the year	R 17,546
HA Rossouw
Number
Balance at beginning of the year | shares	76,820
Awards forfeited | shares	(76,820)
Intrinsic value
Balance at beginning of the year	R 10,609
Change in value	(40)
Awards forfeited	R (10,569)